Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

33 Income taxes

(€ million)	2023	2022	2021
Current taxes:
- Italian subsidiaries	97	1,920	439
- subsidiaries of the Exploration & Production segment - outside Italy	5,349	7,027	3,609
- other subsidiaries - outside Italy	185	944	157
	5,631	9,891	4,205
Net deferred taxes:
- Italian subsidiaries	(137)	(2,191)	(45)
- subsidiaries of the Exploration & Production segment - outside Italy	(22)	713	552
- other subsidiaries - outside Italy	(104)	(325)	133
	(263)	(1,803)	640
	5,368	8,088	4,845

Current income taxes payable by Italian subsidiaries include foreign taxes for €242 million.

Income taxes for 2022 included an extraordinary solidarity tax for the year 2022 (€1,036 million) enacted in Italy by Law No. 51/2022, as well as the UK Energy profit levy. Furthermore, the 2022 income taxes included an extraordinary contribution as enacted by Law No. 197/2022 (Italian 2023 Budget Law) calculated on the 2022 taxable income, determined considering the distribution of certain revaluation reserves of the parent company.

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24% (same amount in 2022 and 2021) and the effective tax charge is the following:

(€ million)	2023	2022	2021
Profit (loss) before taxation	10,228	22,049	10,685
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	2,455	5,292	2,564
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,036	3,388	2,301
- extraordinary contribution effect for companies in energy sector		1,971
- impact pursuant to foreign tax effects of italian entities		66	108
- effect of the valuation of the investments under the equity method	(26)	50	180
- effect due to the tax regime provided for intercompany dividends	7	11	54
- Italian regional income tax (IRAP)	91	(18)	140
- tax effects related to previous years	48	(19)	52
- effect of reversals (impairments) of deferred tax assets	(96)	(241)
- impact pursuant to (reversal) impairment of deferred tax assets	(221)	(2,087)	(666)
- other adjustments	74	(325)	112
	2,913	2,796	2,281
Effective tax charge	5,368	8,088	4,845

The higher tax charges at non-Italian subsidiaries related to the Exploration & Production segment for €3,026 million (€2,940 million and €2,040 million in 2022 and 2021, respectively).

Group’s effective tax rate amounted to 52.5% and increased compared to the comparative periods due to (36.7% in 2022 and 45.3% in 2021, respectively as consequence of the impact of the UK energy profit levy which is recognized (effective from the third quarter 2022) and of the effect of certain non-deductible tax expenses in the Exploration & Production segment (i.e. exploration write-offs).